Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Interest income:
Loans, including fees		¥ 1,034,727	¥ 1,322,361
Deposits in other banks		30,422	95,288
Investment securities		160,273	223,367
Trading account assets		196,858	251,891
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		64,603	127,604
Total		1,486,883	2,020,511
Interest expense:
Deposits		197,457	439,708
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		75,468	187,285
Due to trust account, other short-term borrowings and trading account liabilities		44,649	89,447
Long-term debt		138,892	166,318
Total		456,466	882,758
Net interest income		1,030,417	1,137,753
Provision for credit losses		209,806	102,121
Net interest income after provision for credit losses		820,611	1,035,632
Non-interest income:
Fees and commissions income		699,772	698,463
Foreign exchange gains (losses)—net		69,433	(108,687)
Trading account profits—net		244,303	547,299
Investment securities gains—net		683,661	11,654
Equity in earnings of equity method investees—net		140,420	165,487
Gain on remeasurement of previously held equity method investment		0	41,218
Other non-interest income		19,658	73,729
Total		1,857,247	1,429,163
Non-interest expense:
Salaries and employee benefits		607,166	591,594
Occupancy expenses—net		89,628	87,768
Fees and commissions expenses		148,250	160,619
Outsourcing expenses, including data processing		146,721	147,839
Depreciation of premises and equipment		43,807	62,395
Amortization of intangible assets		123,181	114,748
Insurance premiums, including deposit insurance		42,825	48,220
Communications		30,182	29,582
Taxes and public charges		52,599	46,766
Impairment of goodwill		106,479	241,356
Reversal of off-balance sheet credit instruments		(36,551)	(63,342)
Other non-interest expenses		177,457	158,758
Total		1,531,744	1,626,303
Income before income tax expense		1,146,114	838,492
Income tax expense		366,109	221,171
Net income before attribution of noncontrolling interests		780,005	617,321
Net income attributable to noncontrolling interests		3,105	779
Net income attributable to Mitsubishi UFJ Financial Group		776,900	616,542
Income used for the computation of basic EPS and diluted EPS (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group		776,900	616,542
Effect of dilutive instruments:
Restricted stock units and performance stock units	[1]	(1,891)	(1,460)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 775,009	¥ 615,082
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding		12,856,192	12,938,860
Effect of dilutive instruments:
Stock acquisition rights	[1]	0	167
Weighted average common shares for diluted computation		12,856,192	12,939,027
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 60.43	¥ 47.65
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[1]	60.28	47.54
Cash dividend per common share		¥ 12.50	¥ 11.00

[1]	For the six months ended September 30, 2019 and 2020, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.